Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(2)	Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)	Net Income (in millions) (h)	Adjusted EBITDA (in millions) (i)(4)

2022	$8,115,739	$15,034,065	$2,871,646	$4,263,129	$131.19	$131.89	$545.3	$1,045.9
2021	$8,099,724	$16,681,374	$2,469,617	$3,959,536	$116.96	$148.63	$460.6	$797.7
2020	$5,811,909	$2,961,593	$1,794,275	$1,022,615	$78.42	$118.04	$52.9	$635.8

(1)

Mr. Jukes served as our PEO for the full year for each of 2022, 2021 and 2020.  For 2022, our non-PEO NEOs included Nicholas W. Alexos, Nicholas Powell, James B. Holcomb and Noelle J. Perkins.  For 2021, our non-PEO NEOs included Nicholas W. Alexos, Nicholas Powell, James B. Holcomb, and Noelle J. Perkins. For 2020, our non-PEO NEOs included Nicholas W. Alexos, Nicholas Powell, Jennifer A. McIntyre, Carl J. Lukach, Kimberly L. Dickens, Mark M. Fisher and Michael J. Hildebrand.

(2)

For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively.

David C. Jukes	2022	2021	2020

Summary Compensation Table Total for PEO (column (b))	$8,115,739	$8,099,724	$5,811,909
- SCT “Stock Awards” column value	($4,664,157)	($4,593,901)	($3,374,933)
- SCT “Option Awards” column value	$0	$0	($1,124,978)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end(5)	$6,570,904	$9,054,084	$3,564,940
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	$1,305,176	$2,716,038	($1,540,689)
+ vesting date fair value of equity awards granted and vested in the covered year(5)	$877,998	$0	$0
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year(5)	$2,828,405	$1,405,429	($374,656)
Compensation Actually Paid to PEO (column (c))	$15,034,065	$16,681,374	$2,961,593

AVERAGE FOR NON-PEO NEOS	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$2,871,646	$2,469,617	$1,794,275
- SCT “Stock Awards” column value	($1,341,717)	($1,056,518)	($664,337)
- SCT “Option Awards” column value	$0	$0	($149,992)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end(5)	$1,775,048	$2,010,624	$571,847
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	$252,812	$476,624	($109,665)
+ vesting date fair value of equity awards granted and vested in the covered year(5)	$205,507	$0	$0
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year (5)	$499,833	$59,189	($159,686)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year(5)	$0	$0	($259,827)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$4,263,129	$3,959,536	$1,022,615

(3)

For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return, reflected in the dollar amounts in this column, based on a deemed fixed investment of $100 at market close on December 31, 2019.  The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period.  For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Chemicals Index. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)

Adjusted EBITDA is defined as consolidated net income (loss), plus the sum of net interest expense, income tax expense, depreciation, amortization, impairment charges, other operating expenses, net (which primarily consists of employee stock-based compensation expense, restructuring charges, litigation settlements, other employee severance costs, other facility closure costs, acquisition and integration related expenses and other unusual or non-recurring expenses), (gain)/loss on sale of business, loss on extinguishment of debt and other income (expense), net (which primarily consists of gains and losses on foreign currency transactions and undesignated derivative instruments, nonoperating retirement benefits, and other non-operating activity), in 2020, Brazil VAT charge, and in 2019 inventory step-up adjustment and Brazil VAT recovery.

(5)	Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Jukes served as our PEO for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO NEOs included Nicholas W. Alexos, Nicholas Powell, James B. Holcomb and Noelle J. Perkins. For 2021, our non-PEO NEOs included Nicholas W. Alexos, Nicholas Powell, James B. Holcomb, and Noelle J. Perkins. For 2020, our non-PEO NEOs included Nicholas W. Alexos, Nicholas Powell, Jennifer A. McIntyre, Carl J. Lukach, Kimberly L. Dickens, Mark M. Fisher and Michael J. Hildebrand.
PEO Total Compensation Amount	$ 8,115,739	$ 8,099,724	$ 5,811,909
PEO Actually Paid Compensation Amount	$ 15,034,065	16,681,374	2,961,593
Adjustment To PEO Compensation, Footnote [Text Block]	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively.
David C. Jukes	2022	2021	2020

Summary Compensation Table Total for PEO (column (b))	$8,115,739	$8,099,724	$5,811,909
- SCT “Stock Awards” column value	($4,664,157)	($4,593,901)	($3,374,933)
- SCT “Option Awards” column value	$0	$0	($1,124,978)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end(5)	$6,570,904	$9,054,084	$3,564,940
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	$1,305,176	$2,716,038	($1,540,689)
+ vesting date fair value of equity awards granted and vested in the covered year(5)	$877,998	$0	$0
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year(5)	$2,828,405	$1,405,429	($374,656)
Compensation Actually Paid to PEO (column (c))	$15,034,065	$16,681,374	$2,961,593

Non-PEO NEO Average Total Compensation Amount	$ 2,871,646	2,469,617	1,794,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,263,129	3,959,536	1,022,615
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively.
AVERAGE FOR NON-PEO NEOS	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$2,871,646	$2,469,617	$1,794,275
- SCT “Stock Awards” column value	($1,341,717)	($1,056,518)	($664,337)
- SCT “Option Awards” column value	$0	$0	($149,992)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end(5)	$1,775,048	$2,010,624	$571,847
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	$252,812	$476,624	($109,665)
+ vesting date fair value of equity awards granted and vested in the covered year(5)	$205,507	$0	$0
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year (5)	$499,833	$59,189	($159,686)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year(5)	$0	$0	($259,827)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$4,263,129	$3,959,536	$1,022,615

Equity Valuation Assumption Difference, Footnote [Text Block]	Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return, reflected in the dollar amounts in this column, based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Chemicals Index. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Tabular List [Table Text Block]

Tabular List

The Company believes that the following represent the most important performance measures used to link compensation actually paid to NEOs for fiscal 2022 to the Company’s performance:

Performance Measures

Adjusted EBITDA
Adjusted EPS
Average Working Capital
Overall ESG Scorecard

For detailed information regarding each of the foregoing performance measures in our compensation program, see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount	$ 131.19	116.96	78.42
Peer Group Total Shareholder Return Amount	131.89	148.63	118.04
Net Income (Loss)	$ 545,300,000	$ 460,600,000	$ 52,900,000
Company Selected Measure Amount	1,045,900,000	797,700,000	635,800,000
PEO Name	Mr. Jukes	Mr. Jukes	Mr. Jukes
PEO [Member] | Year End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,570,904	$ 9,054,084	$ 3,564,940
PEO [Member] | S C T Stock Awards Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,664,157)	(4,593,901)	(3,374,933)
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,305,176	2,716,038	(1,540,689)
PEO [Member] | S C T Option Awards Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,124,978)
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	877,998	0	0
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,828,405	1,405,429	(374,656)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Average Working Capital
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Overall ESG Scorecard
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,775,048	2,010,624	571,847
Non-PEO NEO [Member] | S C T Stock Awards Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,341,717)	(1,056,518)	(664,337)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	252,812	476,624	(109,665)
Non-PEO NEO [Member] | S C T Option Awards Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(149,992)
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,507	0	0
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,833	59,189	(159,686)
Non-PEO NEO [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (259,827)